Technology platform-based income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Technology platform-based income
6	Technology platform-based income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Technology platform–based income
Retail credit and enablement service fees	39,587,797	36,793,020	28,621,121
Other technology platform–based income	1,634,045	1,501,297	597,311

	41,221,842	38,294,317	29,218,432

		Year ended December 31,
		2020	2021	2022
		RMB’000	RMB’000	RMB’000
Retail credit and enablement service fees
Loan enablement service fees	At a point in time	7,141,725	5,675,612	3,446,163
Post-origination service fees	Over time	32,315,179	30,411,362	24,028,033
Referral income from platform service	At a point in time	130,893	706,046	1,146,925

		39,587,797	36,793,020	28,621,121

(a)	The table below sets forth the remaining performance obligations of long-term contracts:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year
Expected to be recognized within one year	20,908,676	11,330,057
Expected to be recognized in one to two years	8,131,102	5,643,999
Expected to be recognized over two years	1,724,952	1,937,183

	30,764,730	18,911,239